IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU

The total amount of impairment loss and reversal of impairment charges for the year ended December 31, 2020, 2019 and 2018 was allocated to the long-lived assets carrying amounts as follows:

	2020			2019	2018
	Ticketland
	and		MTS	MTS	Oblachniy	Nvision Czech
	Ponominalu	Kinopolis	Turkmenistan	Turkmenistan	Retail	Republic
Goodwill	1,281	—	—	—	524	—
Property, plant and equipment	—	—	(66)	(114)	13	(505)
Investment property	—	807	—	—	—	—
Other intangible assets	—	—	—	(34)	140	(2)

Total	1,281	807	(66)	(148)	677	(507)

Schedule of OIBDA margin applied for value-in-use calculation of related CGUs

December 31,
CGU	2020	2019
Russia Convergent	43.2%-44.3%	42.4%-43.5%
Armenia	51.8%-54.0%	46.9%-50.0%
Moscow Fixed Line	54.0%-57.2%	52.9%-56.6%
Nvision Czech Republic	3.5%-5.2%	3.2%-3.9%
Ticketland and Ponominalu	8.8%-32%	15.1%-38.2%
Cloud	41.3%-69.0%	n/a
Kinopolis	2.9%-3.9%	n/a

Schedule of capital expenditure as a percentage of revenue applied for value-in-use calculations of related CGUs

	December 31,
CGU	2020	2019
Russia Convergent	20.9%	19.2%
Armenia	22.2%	15.6%
Moscow Fixed Line	12.6%	19.8%
Nvision Czech Republic	1.2%	1.2%
Ticketland and Ponominalu	0.0%	nil
Cloud	15.4%	n/a
Kinopolis	31.2%	n/a

Schedule of terminal growth rates applied for value in-use-calculation of related CGUs

	December 31,
CGU	2020	2019
Russia Convergent	1%	1%
Armenia	nil	nil
Moscow fixed line	1%	1%
Nvision Czech Republic	2%	2%
Ticketland and Ponominalu	1.5%	3%
Cloud	1%	n/a
Kinopolis	1%	n/a

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs

	December 31,
CGU	2020	2019
Russia Convergent	11.4%	14.1%
Armenia	13.3%	13.5%
Moscow fixed line	11.0%	14.1%
Nvision Czech Republic	6.1%	6.1%
Ticketland and Ponominalu	13.6%	16.7%
Cloud	13.2%	n/a
Kinopolis	14.3%	n/a